INVESTMENT IN A JOINTLY CONTROLLED ENTITY (Components of Investment in a Jointly Controlled Entity) (Details) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2013 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2011 Subtotal [Member] CNY	Dec. 31, 2013 Subtotal [Member] CNY	Dec. 31, 2012 Subtotal [Member] CNY	Dec. 31, 2011 Subtotal [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2013 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance	9,154		6,625	8,301		500	500	500		10,000	10,000	10,000		10,500	10,500	10,500		(1,346)	(3,875)	(2,199)
Share of loss	(853)	(131)	(792)	(1,676)	(853)	0	0	0	0	0	0	0	0	0	0	0	0	(853)	(792)	(1,676)
Ending balance	8,301	$ 964	5,833	6,625	8,301	500	500	500	500	10,000	10,000	10,000	10,000	10,500	10,500	10,500	10,500	(2,199)	(4,667)	(3,875)